Deposits (Estimated amounts Of Uninsured Time Deposits And Certificates Of Deposit Issued By Domestic And Foreign Offices) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	¥ 20,885	¥ 22,603
Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	24,926	21,581
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	10,437	12,004
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	18,505	14,987
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit	10,448	10,599
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit	¥ 6,421	¥ 6,594